CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 4)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY
Condensed statements of cash flows
Net cash used in operating activities	$ 45,190,000	280,386,000	121,437,000	31,898,000	$ (181,000)	(1,120,000)	(40,370,000)	(108,007,000)
Cash flows from investing activities:
Purchases of property and equipment	(40,817,000)	(253,252,000)	(97,926,000)	(102,391,000)				(5,716,000)
Cash given to subsidiaries and consolidated VIEs					(45,622,000)	(283,068,000)	(12,240,000)
Cash paid for long term investment	(2,137,000)	(13,260,000)	(18,554,000)	(6,000,000)	(434,000)	(2,692,000)	(4,815,000)	(3,000,000)
Cash received from sale of available-for-sale investments			57,260,000	18,582,000			57,260,000	18,582,000
Net cash provided by (used in) investing activities	(67,969,000)	(421,718,000)	(112,872,000)	(99,602,000)	(46,056,000)	(285,760,000)	40,205,000	9,866,000
Cash flows from financing activities:
Consideration paid to selling shareholders	(29,633,000)	(183,858,000)			(29,633,000)	(183,858,000)
Proceeds received on behalf of selling shareholders	29,633,000	183,858,000			29,633,000	183,858,000
Proceeds from issuance of ordinary shares	25,472,000	158,044,000			25,472,000	158,044,000
Proceeds from employee share options exercised	2,252,000	13,975,000	15,683,000	3,351,000	2,252,000	13,975,000	15,683,000	3,351,000
Cash guaranteed as restricted cash	(1,320,000)	(8,191,000)	(60,000,000)		9,670,000	60,000,000	(60,000,000)
Payment for repurchase of ordinary shares				(9,463,000)				(9,463,000)
Payment of dividend				(130,000)				(130,000)
Net cash (used in) provided by financing activities	28,627,000	177,619,000	15,683,000	(6,242,000)	37,394,000	232,019,000	(44,317,000)	(6,242,000)
Net (decrease) increase in cash and cash equivalents	5,848,000	36,287,000	24,248,000	(73,946,000)	(8,843,000)	(54,861,000)	(44,482,000)	(104,383,000)
Cash and cash equivalents at beginning of the year	54,491,000	338,092,000	317,137,000	392,535,000	18,958,000	117,626,000	164,024,000	269,859,000
Effect of foreign exchange rate changes on cash	242,000	1,500,000	(3,293,000)	(1,452,000)	1,716,000	10,643,000	(1,916,000)	(1,452,000)
Cash and cash equivalents at end of the year	$ 60,581,000	375,879,000	338,092,000	317,137,000	$ 11,831,000	73,408,000	117,626,000	164,024,000